[MassMutual Financial Group Letterhead Appears Here]

March 10, 2008

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F. Street, NE

Washington, DC 20549-0506

RE:	Connecticut Mutual Variable Life Separate Account I

File No. 811-08514 CIK 0000922586, Series S000010845

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Connecticut Mutual Variable Life Separate Account I, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies: Variable Insurance Products Fund, Variable Insurance Products Fund V, Oppenheimer Variable Account Funds and Oppenheimer Panorama Series Fund, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following December 31, 2007 annual reports, filed on Form N-CSR, were filed with the Commission via EDGAR on the dates indicated below and are hereby incorporated by reference:

Investment Company	CIK	Series	Class	Date Filed
Variable Insurance Products Fund	0000356494
Fidelity® VIP High Income Portfolio (Initial Class)		S000007718	C000020975	3/3/2008
Fidelity® VIP Overseas Portfolio (Initial Class)		S000007720	C000020986	3/3/2008
Variable Insurance Products Fund V	0000823535
Fidelity® VIP Money Market Portfolio (Initial Class)		S000017648	C000048773	2/25/2008
Oppenheimer Variable Account Funds	0000752737
Oppenheimer Core Bond Fund/VA (Non-Service)		S000010335	C000028594	2/22/2008
Oppenheimer Panorama Series Fund, Inc.	0000355411
Panorama Growth Portfolio (Non-Service)		S000010343	C000028609	2/22/2008
Panorama Total Return Portfolio (Non-Service)		S000010346	C000028612	2/22/2008

Please be advised that the binder covers and owner letter for Connecticut Mutual Variable Life Separate Account I are incorporated into this Rule 30b-2-1 filing by reference to MML Bay State Variable Life Separate Account I (CIK 000705189) filed on March 10, 2008.

Very truly yours,

/s/ MELISSA MILLAN
Melissa Millan
Sr. Vice President